STEIN ROE BALANCED FUND

                        ANNUAL REPORT o SEPTEMBER 30,2002



[logo]:
STEIN ROE
MUTUAL FUNDS

Contents


From the President                                              1
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Performance Summary                                             2
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Portfolio Manager's Report                                      3
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Investment Portfolio                                            7
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Financial Statements                                           18
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Notes to Financial Statements                                  21
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Financial Highlights                                           32
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Report of Independent Accountants                              34
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Unaudited Information                                          35
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Trustees                                                       36
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Officers and Transfer Agent                                    42
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     o NOT FDIC INSURED o MAY LOSE VALUE o NO BANK GUARANTEE


For daily performance updates, please visit libertyfunds.com. Must be preceded or accompanied by a prospectus.

From the President

[photo of Keith T. Banks]


Dear Shareholder:

     Investors hardly need to be reminded of the dismal showing from the US stock market during the past 12 months. Not since the 1970s have all major market indexes produced such disappointing returns. A lack of confidence in the equity markets combined with a growing uncertainty about the economy brought prices down in all segments of the US stock market, and most foreign markets were even harder hit. As investors turned to the fixed-income markets for the lower risk they have historically offered in turbulent times, bond prices rose and virtually all segments of the bond market outperformed stocks.

     In the report that follows, portfolio manager Harvey Hirschhorn discusses the events of the period in more detail and the strategies that have been employed to manage the fund. As always, thank you for choosing Stein Roe mutual funds to help you reach your long-term financial goals. This is the last such report that you will receive because on October 18, shareholders of Stein Roe Balanced Fund approved a merger of the fund with the Galaxy Asset Allocation Fund which was subsequently renamed Liberty Asset Allocation Fund. As a shareholder of Liberty Asset Allocation Fund, you will receive your next report under the fund's new name.


Sincerely,

/s/ Keith T. Banks

Keith T. Banks
President



Economic and market conditions change frequently. There is no assurance that trends described in this report will continue or commence.

Performance Summary

Average annual total return (%)
Period ended September 30, 2002


                                              1-year     5-year    10-year
------------------------------------------------------------------------------
Stein Roe Balanced Fund                       -13.35     -1.58       5.61
------------------------------------------------------------------------------
S&P 500 Index                                 -20.47     -1.62       8.99
------------------------------------------------------------------------------
Lehman Brothers (LB)
  Aggregate Bond Index                          8.60      7.83       7.37
------------------------------------------------------------------------------

INVESTMENT COMPARISONS

Value of a $10,000 investment, September 30, 1992 to September 30, 2002

[line chart data]:


                                                                                              Unmanaged Blend
                                                                                                 (MSCI World
             Stein Roe                                                                            [60%] & LB
               Balanced                 S&P 500                   LB Aggregate                 Aggregate Bond
                   Fund                   Index                     Bond Index                 [40%] Indexes)

9/92          $10,000.0               $10,000.0                      $10,000.0                      $10,000.0
                9,948.0                10,034.0                        9,867.0                        9,782.4
               10,153.9                10,375.2                        9,871.0                        9,887.3
               10,330.6                10,502.8                       10,025.9                        9,995.6
               10,455.6                10,591.0                       10,218.4                       10,090.4
               10,636.5                10,735.0                       10,397.2                       10,302.7
               10,892.8                10,961.5                       10,440.9                       10,676.7
               10,750.1                10,696.3                       10,514.0                       11,001.9
               10,852.2                10,981.9                       10,527.7                       11,158.1
               10,942.3                11,013.7                       10,718.2                       11,181.3
               10,979.5                10,969.6                       10,779.3                       11,343.0
               11,306.7                11,385.4                       10,968.0                       11,732.8
               11,456.0                11,297.7                       10,997.6                       11,613.8
               11,634.7                11,531.6                       11,038.2                       11,821.2
               11,421.8                11,422.0                       10,944.4                       11,378.1
               11,604.5                11,560.3                       11,003.5                       11,735.2
               11,924.8                11,953.3                       11,152.1                       12,261.2
               11,769.8                11,629.4                       10,958.0                       12,078.7
               11,259.0                11,123.5                       10,687.4                       11,645.6
               11,215.1                11,265.9                       10,601.9                       11,822.8
               11,194.9                11,449.5                       10,600.8                       11,838.7
               11,093.0                11,169.0                       10,577.5                       11,806.9
               11,322.6                11,535.3                       10,788.0                       12,034.1
               11,634.0                12,007.1                       10,800.9                       12,255.8
               11,495.5                11,714.2                       10,642.1                       11,988.8
               11,433.5                11,976.6                       10,632.6                       12,187.4
               11,056.2                11,540.6                       10,609.2                       11,857.8
               11,125.8                11,711.4                       10,682.4                       11,957.4
               11,258.2                12,014.7                       10,893.9                       11,942.4
               11,532.9                12,482.1                       11,153.2                       12,158.5
               11,737.1                12,850.3                       11,221.2                       12,538.4
               11,977.7                13,228.1                       11,378.3                       12,868.9
               12,234.0                13,755.9                       11,818.6                       13,132.2
               12,454.2                14,075.1                       11,904.9                       13,166.6
               12,712.0                14,541.0                       11,878.7                       13,548.4
               12,882.3                14,577.3                       12,022.5                       13,431.1
               13,161.9                15,192.5                       12,139.1                       13,716.1
               12,968.4                15,137.8                       12,296.9                       13,655.7
               13,406.7                15,800.8                       12,481.3                       14,020.3
               13,646.7                16,105.8                       12,656.1                       14,342.8
               13,981.1                16,653.4                       12,739.6                       14,534.7
               14,290.0                16,808.2                       12,517.9                       14,485.0
               14,493.0                16,969.6                       12,430.3                       14,587.0
               14,497.3                17,219.0                       12,360.7                       14,758.2
               14,646.6                17,661.6                       12,336.0                       14,752.6
               14,611.5                17,728.7                       12,501.3                       14,875.1
               14,272.5                16,945.1                       12,535.0                       14,574.3
               14,622.2                17,302.6                       12,513.7                       14,663.2
               15,114.9                18,275.0                       12,731.5                       15,107.5
               15,527.6                18,779.4                       13,014.1                       15,303.3
               16,153.3                20,197.3                       13,236.6                       15,920.3
               15,974.0                19,797.4                       13,113.5                       15,706.4
               16,504.4                21,032.7                       13,154.2                       15,838.0
               16,316.2                21,198.9                       13,187.1                       15,961.2
               15,991.5                20,329.7                       13,040.7                       15,698.8
               16,388.1                21,541.4                       13,236.3                       16,099.1
               17,068.2                22,857.6                       13,362.1                       16,754.3
               17,568.3                23,874.7                       13,521.1                       17,333.7
               18,573.2                25,772.8                       13,886.1                       17,998.3
               17,915.8                24,329.5                       13,768.1                       17,212.5
               18,682.5                25,660.3                       13,970.5                       17,873.4
               18,340.7                24,803.2                       14,173.1                       17,410.9
               18,549.7                25,951.7                       14,238.3                       17,625.7
               18,763.1                26,398.0                       14,382.1                       17,823.8
               18,888.8                26,688.4                       14,566.2                       18,211.3
               19,429.0                28,612.6                       14,554.5                       18,943.0
               19,899.2                30,077.6                       14,604.0                       19,447.3
               19,923.0                30,384.4                       14,679.9                       19,599.8
               19,668.0                29,861.8                       14,819.4                       19,524.9
               19,941.4                31,074.2                       14,945.4                       19,867.8
               19,869.6                30,744.8                       14,976.7                       19,863.0
               18,091.3                26,302.2                       15,220.9                       18,401.5
               18,706.4                27,988.1                       15,577.0                       18,766.9
               19,497.7                30,260.8                       15,494.5                       19,742.8
               20,213.2                32,094.6                       15,582.8                       20,490.3
               21,048.1                33,943.2                       15,629.5                       21,113.6
               21,580.6                35,362.0                       15,740.5                       21,449.7
               21,067.0                34,262.3                       15,465.0                       20,955.9
               21,425.1                35,632.8                       15,550.1                       21,523.8
               21,703.6                37,011.8                       15,599.9                       22,058.9
               21,362.9                36,138.3                       15,462.6                       21,495.5
               22,155.4                38,136.7                       15,413.1                       22,067.8
               21,743.3                36,950.7                       15,346.8                       21,988.8
               21,625.9                36,765.9                       15,339.2                       21,959.3
               21,651.9                35,758.5                       15,517.1                       21,932.1
               22,266.8                38,022.0                       15,574.5                       22,646.2
               22,560.7                38,793.9                       15,573.0                       23,025.7
               23,630.1                41,075.0                       15,498.2                       24,097.8
               22,999.2                39,013.0                       15,447.0                       23,236.1
               23,079.7                38,275.7                       15,634.0                       23,384.8
               24,439.1                42,019.0                       15,840.3                       24,476.4
               23,605.7                40,754.2                       15,794.4                       23,825.3
               23,051.0                39,918.8                       15,786.5                       23,457.4
               23,938.4                40,900.8                       16,114.9                       24,124.1
               23,821.1                40,262.7                       16,261.5                       23,802.3
               25,036.0                42,763.1                       16,497.3                       24,403.0
               24,149.7                40,505.2                       16,601.2                       23,684.1
               23,920.3                40,335.0                       16,710.8                       23,506.5
               22,738.6                37,156.6                       16,984.8                       22,803.2
               23,100.2                37,338.7                       17,300.8                       23,191.8
               23,559.9                38,664.2                       17,584.5                       23,612.5
               22,129.8                35,141.9                       17,737.5                       22,496.1
               21,238.0                32,917.4                       17,826.2                       21,651.6
               22,066.2                35,471.8                       17,751.3                       22,572.6
               21,949.3                35,709.5                       17,857.8                       22,450.7
               21,650.8                34,841.8                       17,925.7                       22,060.5
               21,683.2                34,500.3                       18,327.2                       22,080.8
               20,855.0                32,344.0                       18,538.0                       21,545.1
               19,908.1                29,733.9                       18,754.9                       20,505.8
               20,161.0                30,301.8                       19,146.8                       20,912.2
               20,991.6                32,625.9                       18,882.6                       21,537.1
               21,023.1                32,913.0                       18,761.8                       21,562.1
               20,785.5                32,432.5                       18,913.7                       21,238.6
               20,573.5                31,806.6                       19,097.2                       21,208.9
               21,009.7                33,002.5                       18,780.2                       21,654.7
               20,480.2                31,002.5                       19,144.5                       21,357.6
               20,429.0                30,776.2                       19,307.2                       21,452.0
               19,526.1                28,585.0                       19,473.3                       20,743.2
               18,434.6                26,358.2                       19,708.9                       19,793.2
               18,497.2                26,529.5                       20,042.0                       19,947.2
9/02           17,252.4                23,657.0                       20,370.0                       18,758.7


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR MONTHLY PERFORMANCE UPDATES. Past performance is no guarantee of future investment results. Share price and investment return will vary, so you may have a gain or loss when you sell shares. The above illustration assumes a $10,000 investment made on September 30, 1992, and reinvestment of income and capital gains distributions. The Standard & Poor's (S&P) 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization US stocks. The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year to final maturity. The Morgan Stanley Capital International
(MSCI) World Index is an unmanaged index that tracks the performance of global stocks.
Unlike the mutual fund, indexes are not investments, do not incur fees or expenses and are not professionally managed. Securities in the fund may not match those in the index. It is not possible to invest directly in an index.

Portfolio Manager's Report

   Fund
Commentary


Commentary From Harvey B. Hirschhorn
Portfolio Manager of
Stein Roe Balanced Fund


     For the 12-month period that ended September 30, 2002, Stein Roe Balanced Fund returned negative 13.35%, compared to the Lehman Brothers Aggregate Bond Index return of 8.60% and the S&P 500 Index return of negative 20.47%. The fund underperformed its peers as represented by the Morningstar(R) Domestic Hybrid Category, which returned negative 8.24%.


--------------------------------------------------------------------------------
[text inset]:

Investment Objective and Strategy:

The fund allocates its investments among common stocks and securities convertible into common stocks, bonds and cash. The fund invests primarily in well-established companies that have large market capitalizations. The fund may invest up to 25% of its assets in foreign stocks. The fund also invests at least 25% of its assets in bonds. The fund purchases bonds that are "investment-grade"
- that is, within the four highest investment grades assigned by a nationally recognized statistical rating organization. The fund may invest in unrated bonds if the advisor believes that the securities are investment-grade quality. The advisor sets the fund's asset allocation between stocks, bonds and cash. The advisor may change the allocation from time to time based upon economic, market and other factors that affect investment opportunities.

Fund Inception:
August 25, 1949

Net Assets:
$122.3 million

--------------------------------------------------------------------------------


Another challenging period for the stock market

     The past 12 months were extremely difficult for stock market investors as concerns about terrorism, corporate governance and the possibility of a double-dip recession weighed heavily on their minds. In September, when a war with Iraq became a more immediate possibility, the already-shaken market responded with the worst quarterly performance since the market crash of 1987.
     As declines in the stock market were making headlines, the bond market provided another solid year of returns. US Treasuries were buoyed not only by the Federal Reserve's steady moves to keep short-term interest rates low, but also by a flight-to-quality by investors seeking less risky assets. Corporate bonds had lower returns than Treasuries, and bonds issued by companies with weak credit histories posted negative returns for the year, although in most cases even these returns outpaced the stock market.
     International equities, which accounted for approximately 10% of the portfolio at the end of the period, also experienced a difficult year. However, a declining dollar helped cushion the blow somewhat for US investors during the second half of the year.


--------------------------------------------------------------------------------
[text inset]:

Top 10 EQUITY HOLDINGS
(% of net assets)
-----------------
General Electric              5.4
Citigroup                     5.3
Bank of America               3.5
BP                            2.3
Wal-Mart Stores               2.3
Exxon Mobil                   2.2
Pfizer                        1.8
Microsoft                     1.6
American International Group  1.5
Wells Fargo & Co.             1.4


Holdings are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to hold these securities in the future.

--------------------------------------------------------------------------------


Weakness among large caps hurts performance

     Performance was hurt by a general weakness in large capitalization stocks, where the fund's equity assets are concentrated. Our investments in AOL Time Warner (0.7% of net assets), Verizon Communications (0.9% of net assets) and General Electric (5.4% of net assets) were a significant drag on performance. Earnings estimates for these and many other prominent companies steadily eroded during the period. Even the stock of companies such as Pfizer (1.8% of net assets), whose earnings remained on track, lost ground in the selling frenzy.


--------------------------------------------------------------------------------
[text inset]:

Top bond sectors as of 9/30/02
(% of net assets)

Corporate bonds & notes      18.4
Government agencies
  & obligations              14.3
Asset-backed & non-agency
  mortgage-backed securities  7.3

--------------------------------------------------------------------------------


     We repositioned the bond portion of the portfolio somewhat prematurely by shifting into corporate bonds, which were priced at attractive levels relative to Treasury bonds earlier in the year. However, they continued to underperform Treasuries as investors responded to uncertainty about the economy by favoring the highest quality, lowest risk investments.

     The fund's performance was aided by specific holdings such as eBay (0.7% of net assets), which held up well relative to other technology stocks. In our opinion, eBay's ability to weather a calamitous period for Internet stocks is a tribute to the superiority of its business model. Recent purchases such as FedEx (0.7% of net assets) and United Parcel Service (0.7% of net assets) also held up well in a difficult market environment.


Outlook

     We believe that corporate profits have the potential to move higher in the coming year. And given the intense scrutiny that has been placed on companies with loose or improper accounting practices, we also expect these profits could be of considerably higher quality. This trend toward higher-quality earnings could also make corporate bonds more attractive, as higher profits would improve corporate balance sheets.
     An improving profit environment could also benefit the same large-cap companies that hurt performance during the past 12 months. Many high quality companies that once commanded sharp premiums now trade at a discount to the overall market. We look for this trend to begin to reverse itself in the year ahead.


--------------------------------------------------------------------------------
[text inset]:

Equity Portfolio Highlights
as of 9/30/02

                                      S&P 500
                      Portfolio        Index

Number of Holdings       137            500

Dollar Weighted
  Median Market
  Capitalization ($mil)24,603         38,890

--------------------------------------------------------------------------------


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Investing in fixed-income securities offers the potential for attractive current income and total returns, but also involves certain risks. The value and return of your investment may fluctuate as a result of changes in interest rates; the financial strength of issuers of lower-rated bonds; foreign, political and economic developments; and changes in currency exchange rates.

There are also specific risks involved when investing in foreign stocks, such as currency exchange rate fluctuations, economic change, instability of emerging countries and political developments.

Past performance is no guarantee of future investment results. Share price and investment returns will vary, so you may have a gain or loss when you sell shares. Total return includes changes in share price and reinvestment of all distributions. Portfolio holdings are as of September 30, 2002 and are subject to change.

Asset allocation (% of total investments)


[pie chart data]:

September 30, 2001
Equities                   61.5
Bonds                      36.3
Cash equivalents            2.2


September 30, 2002
Equities                   64.6
Bonds                      34.9
Cash equivalents            0.5



Economic Sector Breakdown as of 9/30/02

    Equity Portfolio
    (% of net assets)
---------------------


[bar chart data]:

Financials                18.9
Industrials               11.5
Consumer discretionary     9.6
Health care                9.2
Energy                     7.0


Sector breakdowns are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same sectors in the future.

Investment Portfolio


Investment Portfolio
--------------------
September 30, 2002

Common Stocks - 74.3%                                 Shares         Value

CONSUMER DISCRETIONARY - 9.6%
Automobiles & Components - 0.6%
Auto Parts & Equipment - 0.3%
   Delphi Corp.................................       43,400     $ 371,070
                                                            --------------

   Automobile Manufacturers - 0.3%
   Honda Motor Co., Ltd........................        9,200       372,580
                                                            --------------

   Consumer Durables & Apparel - 0.8%
   Consumer Electronics - 0.2%
   Koninklijke (Royal) Philips Electronics N.V.       14,750       214,212
                                                            --------------

   Photographic Products - 0.6%
   Eastman Kodak Co............................       25,400       691,896
                                                            --------------

   Hotels, Restaurants & Leisure - 0.9%
   Hotels - 0.2%
   P & O Princess Cruises PLC..................       37,700       264,000
                                                            --------------

   Restaurants - 0.7%
   Compass Group PLC...........................       48,000       199,717
   McDonald's Corp.............................       37,300       658,718
                                                            --------------
                                                                   858,435
                                                            --------------
   Media - 2.4%
   Advertising - 0.8%
   Interpublic Group of Companies, Inc.........       45,200       716,420
   WPP Group PLC...............................       33,890       226,944
                                                            --------------
                                                                   943,364
                                                            --------------
   Broadcasting & Cable - 0.8%
   British Sky Broadcasting Group PLC (a)......       15,000       120,701
   Liberty Media Corp., Class A (a)............       85,000       610,300
   Societe Television Francaise................       11,250       238,849
                                                            --------------
                                                                   969,850
                                                            --------------
   Movies & Entertainment - 0.7%
   AOL Time Warner, Inc. (a)...................       77,700       909,090
                                                            --------------

   Publishing & Printing - 0.1%
   Dai Nippon Printing Co., Ltd................        6,000        65,010
                                                            --------------

   Retailing - 4.9%
   Apparel Retail - 0.2%
   Gucci Group N.V.............................        3,150       265,146
                                                            --------------



See notes to investment portfolio.

                                                      Shares         Value

   Computer & Electronics Retail - 0.2%
   Best Buy Co., Inc. (a)......................       12,900     $ 287,799
                                                            --------------

   Department Stores - 0.7%
   Kohl's Corp. (a)............................       13,700       833,097
                                                            --------------

   General Merchandise Stores - 2.3%
   Ito-Yokado Co., Ltd.........................        2,000        78,531
   Wal-Mart Stores, Inc........................       56,100     2,762,364
                                                            --------------
                                                                 2,840,895
                                                            --------------
   Home Improvement Retail - 0.8%
   Home Depot, Inc.............................       38,900     1,015,290
                                                            --------------

   Internet Retail - 0.7%
   eBay, Inc. (a)..............................       16,300       860,803
                                                            --------------

CONSUMER STAPLES - 4.4%
   Food & Drug Retailing - 0.1%
   Food Retail - 0.1%
   FamilyMart Co., Ltd.........................        7,000       165,318
                                                            --------------

   Food, Beverages & Tobacco - 2.4%
   Packaged Foods - 1.0%
   Cadbury Schweppes PLC.......................       25,300       168,825
   General Mills, Inc..........................        7,800       346,476
   Koninklijke Numico N.V......................        5,469        58,244
   Nestle SA, Registered Shares................        2,735       596,660
                                                            --------------
                                                                 1,170,205
                                                            --------------
   Soft Drinks - 0.6%
   PepsiCo, Inc................................       17,800       657,710
                                                            --------------

   Tobacco - 0.8%
   Philip Morris Companies, Inc................       26,100     1,012,680
                                                            --------------


   Household & Personal Products - 1.9%
   Household Products - 1.9%
   Kimberly-Clark Corp.........................       17,800     1,008,192
   Procter & Gamble Co.........................       14,300     1,278,134
   Shiseido Co., Ltd...........................        4,000        47,743
                                                            --------------
                                                                 2,334,069
                                                            --------------

                                                      Shares         Value

ENERGY - 7.0%
   Integrated Oil & Gas - 6.4%
   Amerada Hess Corp...........................        8,600     $ 583,768
   BP PLC, ADR.................................       71,306     2,845,109
   ConocoPhillips..............................       14,703       679,867
   Exxon Mobil Corp............................       83,528     2,664,543
   Shell Transport & Trading Co., PLC..........       70,250       418,035
   TotalFinaElf SA.............................        5,000       657,975
                                                            --------------
                                                                 7,849,297
                                                            --------------
   Oil & Gas Drilling - 0.6%
   Noble Corp. (a).............................       19,000       589,000
   Royal Dutch Petroleum Co....................        3,550       143,270
                                                            --------------
                                                                   732,270
                                                            --------------

FINANCIALS - 18.9%
   Banks - 7.1%
   Bank of America Corp........................       67,896     4,331,765
   DBS Group Holdings Ltd......................       17,000       107,120
   Deutsche Bank AG............................        3,450       156,958
   ForeningsSparbanken AB......................       15,000       149,652
   Lloyds TSB Group PLC........................       68,700       506,430
   Sumitomo Mitsui Banking Corp................       14,000        78,663
   UBS AG, Registered Shares (a)...............       12,900       535,752
   UFJ Holdings, Inc. (a)......................           19        50,413
   UniCredito Italiano S.p.A...................       50,000       180,795
   U.S. Bancorp................................       49,200       914,136
   Wells Fargo & Co............................       34,900     1,680,784
                                                            --------------
                                                                 8,692,468
                                                            --------------
   Diversified Financials - 7.7%
   Consumer Finance - 0.1%
   Promise Co., Ltd............................        2,000        77,053
                                                            --------------

   Diversified Financial Services - 7.5%
   Citigroup, Inc..............................      218,900     6,490,385
   Fannie Mae..................................       12,000       714,480
   Fortis......................................        6,050        85,114
   Freddie Mac.................................       18,800     1,050,920
   Nasdaq-100 Tracking Stock (a)...............       26,100       541,575
   Nomura Holdings, Inc........................       18,000       236,579
   Sanpaolo IMI S.p.A..........................       20,000       112,429
                                                            --------------
                                                                 9,231,482
                                                            --------------
   Multi-Sector Holdings - 0.1%
   AMB Generali Holding AG.....................        1,990        97,908
                                                            --------------

   Insurance - 4.1%
   Insurance Brokers - 0.6%
   Marsh & McLennan Companies, Inc.............       18,200       757,848
                                                            --------------




See notes to investment portfolio.

                                                      Shares         Value

   Life & Health Insurance - 0.1%
   Alleanza Assicurazioni S.p.A................       24,800     $ 151,172
                                                            --------------

   Multi-Line Insurance - 1.6%
   American International Group, Inc...........       33,700     1,843,390
   Skandia Forsakrings AB......................       53,650        78,697
   Swiss Re, Registered Shares.................            1            28
                                                            --------------
                                                                 1,922,115
                                                            --------------
   Property & Casualty Insurance - 1.8%
   Ambac Financial Group, Inc..................        9,600       517,344
   Berkshire Hathaway, Inc., Class A (a).......           15     1,108,500
   Radian Group, Inc...........................       18,000       587,880
                                                            --------------
                                                                 2,213,724
                                                            --------------

 HEALTH CARE - 9.2%
   Health Care Equipment & Services - 3.1%
   Health Care Equipment - 0.9%
   Medtronic, Inc..............................       26,600     1,120,392
                                                            --------------

   Health Care Facilities - 0.7%
   HCA, Inc....................................       16,900       804,609
                                                            --------------

   Health Care Supplies - 0.4%
   Essilor International SA....................        6,200       251,382
   Hoya Corp...................................        3,000       186,060
                                                            --------------
                                                                   437,442
                                                            --------------
   Managed Health Care - 1.1%
   Aetna, Inc..................................       38,900     1,393,009
                                                            --------------

   Pharmaceuticals & Biotechnology - 6.1%
   Pharmaceuticals - 6.1%
   Aventis SA..................................        8,070       422,556
   Eli Lilly and Co............................       20,000     1,106,800
   GlaxoSmithKline PLC.........................       22,800       440,319
   Merck & Co., Inc. (b).......................       18,800       859,348
   Novo Nordisk A/S, Class B...................        4,950       134,971
   Pfizer, Inc.................................       75,100     2,179,402
   Pharmacia Corp..............................       31,500     1,224,720
   Shire Pharmaceuticals Group PLC (a).........       12,430       100,509
   Teva Pharmaceuticals Industries Ltd., ADR...        2,500       167,500
   Wyeth.......................................       25,700       817,260
                                                            --------------
                                                                 7,453,385
                                                            --------------

INDUSTRIALS - 11.5%
   Capital Goods - 9.0%
   Aerospace & Defense - 1.6%
   General Dynamics Corp.......................       13,300     1,081,689
   Raytheon Co.................................       27,600       808,680
                                                            --------------
                                                                 1,890,369
                                                            --------------



See notes to investment portfolio.

                                                      Shares         Value

   Construction & Farm Machinery - 0.1%
   Invensys PLC................................      105,000     $ 100,153
                                                            --------------

   Electrical Components & Equipment - 1.3%
   Emerson Electric Co.........................       33,400     1,467,596
   Ushio, Inc..................................       13,000       137,758
                                                            --------------
                                                                 1,605,354
                                                            --------------
   Industrial Conglomerates - 6.0%
   General Electric Co.........................      267,800     6,601,270
   Siemens AG (a)..............................        4,200       141,079
   Textron, Inc................................       19,000       647,900
                                                            --------------
                                                                 7,390,249
                                                            --------------
   Commercial Services & Supplies - 1.0%
   Data Processing Services - 0.6%
   Concord EFS, Inc. (a).......................       46,300       735,244
                                                            --------------

   Diversified Commercial Services - 0.3%
   Bellsystem24, Inc...........................          400        69,199
   Chubb PLC...................................       74,500       127,500
   Secom Co., Ltd..............................        5,500       220,027
                                                            --------------
                                                                   416,726
                                                            --------------
   Employment Services - 0.1%
   Adecco SA...................................        2,900        97,944
                                                            --------------

   Transportation - 1.5%
   Air Freight & Couriers - 1.5%
   Exel PLC....................................       10,000        98,759
   FedEx Corp..................................       15,900       796,113
   TPG N.V.....................................        9,042       151,504
   United Parcel Service, Inc., Class B........       13,400       837,902
                                                            --------------
                                                                 1,884,278
                                                            --------------

INFORMATION TECHNOLOGY - 6.5%
Software & Services - 1.7%
Application Software - 0.1%
   SAP AG......................................        2,150        98,430
                                                            --------------

   Systems Software - 1.6%
   Microsoft Corp. (a)(b)......................       45,700     1,998,918
                                                            --------------

   Technology Hardware & Equipment - 4.8%
   Computer Hardware - 1.3%
   Dell Computer Corp. (a).....................       58,900     1,384,739
   Legend Group Ltd............................      374,000       133,065
                                                            --------------
                                                                 1,517,804
                                                            --------------
   Electronic Equipment & Instruments - 0.4%
   Flextronics International Ltd. (a)..........       55,300       385,552
   Samsung Electronics Co., Ltd., GDR (c)......        1,000       118,500
                                                            --------------
                                                                   504,052
                                                            --------------



See notes to investment portfolio.

                                                      Shares         Value

   Networking Equipment - 0.7%
   Cisco Systems, Inc. (a).....................       81,200     $ 850,976
   Datacraft Asia Ltd..........................       40,000        19,200
                                                            --------------
                                                                   870,176
                                                            --------------
   Office Electronics - 0.3%
   Canon, Inc..................................        9,000       294,246
                                                            --------------

   Semiconductor Equipment - 0.2%
   Applied Materials, Inc. (a).................       23,000       265,650
                                                            --------------

   Semiconductors - 1.8%
   Intel Corp..................................      116,000     1,611,240
   Taiwan Semiconductor Manufacturing Co.,
     Ltd., ADR (a).............................        8,800        55,880
   Texas Instruments, Inc......................       38,500       568,645
                                                            --------------
                                                                 2,235,765
                                                            --------------
   Telecommunications Equipment - 0.1%
   Nokia Oyj...................................        1,600        21,261
   Nokia Oyj, ADR..............................        8,000       106,000
                                                            --------------
                                                                   127,261
                                                            --------------

MATERIALS - 2.4%
   Chemicals - 1.1%
   Diversified Chemicals - 1.0%
   DSM N.V.....................................        3,000       122,703
   E.I. du Pont de Nemours and Co..............       23,343       841,982
   Kaneka Corp.................................       22,000       123,974
   Shin-Etsu Chemical Co., Ltd.................        5,000       165,523
                                                            --------------
                                                                 1,254,182
                                                            --------------
   Fertilizers & Agricultural Chemicals - 0.1%
   Monsanto Co.................................        5,373        82,153
                                                            --------------

   Metals & Mining - 0.7%
   Aluminum - 0.1%
   Pechiney SA.................................        2,720        72,286
                                                            --------------

   Gold - 0.6%
   Barrick Gold Corp...........................       48,800       758,840
                                                            --------------

   Paper & Forest Products - 0.6%
   Paper Products - 0.6%
   Georgia-Pacific Corp........................       41,700       545,853
   UPM-Kymmene Oyj.............................        5,925       162,730
                                                            --------------
                                                                   708,583




See notes to investment portfolio.

                                                      Shares         Value

TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.6%
   Integrated Telecommunication Services - 2.6%
   AT&T Corp...................................       60,000    $  720,600
   SBC Communications, Inc.....................       51,476     1,034,668
   Telecom Italia S.p.A........................       35,300       251,446
   Verizon Communications, Inc.................       41,300     1,133,272
                                                            --------------
                                                                 3,139,986
                                                            --------------
   Wireless Telecommunication Services - 0.5%
   China Mobile Ltd. (a)(d)....................       57,000       129,048
   NTT DoCoMo, Inc.............................          100       170,863
   Telefonica SA (a)...........................       16,178       120,514
   Vodafone Group PLC..........................       50,000        63,982
   Vodafone Group PLC, ADR.....................       14,500       186,035
                                                            --------------
                                                                   670,442
                                                            --------------

UTILITIES - 1.7%
   Electric Utilities - 1.5%
   Exelon Corp.  ..............................       13,500       641,250
   National Grid Group PLC.....................       56,600       401,238
   PG&E Corp. (a)..............................       36,400       409,864
   Public Service Enterprise Group, Inc. ......       14,100       430,050
                                                            --------------
                                                                 1,882,402
                                                            --------------
   Gas Utilities - 0.2%
   Centrica PLC  ..............................       68,200       177,486
                                                            --------------

TOTAL COMMON STOCKS
     (cost of $86,341,537).....................                 90,815,672
                                                            --------------


Corporate Fixed-Income Bonds & Notes - 18.4%            Par

BANKING & FINANCIAL SERVICES - 9.3%
Banks & Bank Holding Companies - 2.9%
   Citicorp,
     8.040% 12/15/19 (c).......................   $1,900,000     2,184,126
   Den Danske Bank,
     6.550% 09/15/03 (c).......................    1,250,000     1,299,750
                                                            --------------
                                                                 3,483,876
                                                            --------------
   Finance Companies - 4.7%
   Countrywide Home Loans, Inc.,
     6.850% 06/15/04 ..........................    1,350,000     1,426,464
   Ford Motor Credit Co.,
     6.875% 02/01/06 ..........................    1,600,000     1,569,392
   Household Finance Corp.,
     6.500% 01/24/06 ..........................    1,100,000     1,104,378
   International Lease Finance Corp.
     6.375% 03/15/09 ..........................    1,250,000     1,307,812
   National Rural Utilities,
     7.250% 03/01/12 ..........................      350,000       390,292
                                                            --------------
                                                                 5,798,338
                                                            --------------




See notes to investment portfolio.

                                                         Par         Value

   Insurance Carriers - 1.7%
   Florida Windstorm Underwriting Association,
     7.125% 02/25/19 (c).......................   $1,900,000   $ 2,082,419
                                                            --------------

CONSUMER NON-DURABLES - 1.8%
Communications & Media - 0.2%
AOL Time Warner, Inc.,
     7.700% 05/01/32 ..........................      300,000       250,500
                                                            --------------

   Consumer Products - 0.9%
   Procter & Gamble Co.,
     4.750% 06/15/07 ..........................    1,100,000     1,177,231
                                                            --------------

   Health Care - 0.7%
   Tenet Healthcare Corp.,
     5.375% 11/15/06 ..........................      785,000       821,589
                                                            --------------

ENERGY - 2.1%
Domestic Oil & Gas - 0.7%
Devon Financing Corp.,
     6.875% 09/30/11 ..........................      750,000       828,277
                                                            --------------

   Oil & Gas Services - 1.4%
   Kerr-McGee Corp.,
     5.375% 04/15/05 ..........................      900,000       955,395
   Nexen, Inc.,
     7.875% 03/15/32 ..........................      750,000       768,345
                                                            --------------
                                                                 1,723,740
                                                            --------------

MANUFACTURING - 1.2%
Paper & Forest Products - 1.2%
Georgia-Pacific Corp.,
     8.875% 05/15/31 ..........................      500,000       365,000
   Weyerhaeuser Co.,
     6.750% 03/15/12 (c).......................    1,000,000     1,079,300
                                                            --------------
                                                                 1,444,300
                                                            --------------

TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 3.0%
   Telecommunications - 1.3%
   Cable & Wireless PLC,
     8.000% 06/22/10 (c).......................      900,000     1,053,783
   Verizon Wireless, Inc.,
     5.375% 12/15/06 (c).......................      500,000       470,285
   WorldCom, Inc.,
     8.250% 05/15/31 (e).......................      775,000        93,000
                                                            --------------
                                                                 1,617,068
                                                            --------------




See notes to investment portfolio.

                                                         Par         Value

   Transportation - 1.7% FedEx Corp.,
     7.530% 09/23/06 ..........................  $ 1,074,635   $ 1,192,029
   United Airlines, Inc.:
     7.032% 10/01/10 ..........................      621,658       511,314
     9.200% 03/22/08 ..........................    1,014,042       365,055
                                                            --------------
                                                                 2,068,398
                                                            --------------

UTILITIES - 1.0%
Electric - 1.0%
FirstEnergy Corp.,
     5.500% 11/15/06 ..........................    1,250,000     1,212,787
                                                            --------------

TOTAL CORPORATE FIXED-INCOME BONDS & NOTES
   (cost of $21,726,016).......................                 22,508,523
                                                            --------------

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 14.3%
--------------------------------------------------------------------------------
   Federal Home Loan Mortgage Corp.:
     6.500% 04/01/11-06/01/31 .................    7,679,298     7,981,740
     7.000% 07/01/28-01/01/30 .................    1,576,129     1,645,089
                                                            --------------
                                                                 9,626,829
                                                            --------------
   Federal National Mortgage Association,
     6.625% 09/15/09 (b) ......................    2,600,000     3,040,570
                                                            --------------

   Government National Mortgage Association:
     6.000% 01/15/29-03/15/29 .................    2,236,303     2,317,829
     8.000% 07/15/25-03/15/26 .................      192,886       209,727
                                                            --------------
                                                                 2,527,556
                                                            --------------
   U.S. Treasury Bonds & Notes:
     5.375% 02/15/31 ..........................      550,000       611,187
     5.500% 05/15/09 ..........................      800,000       913,248
     6.125% 08/15/29 ..........................      675,000       807,860
                                                            --------------
                                                                 2,332,295
                                                            --------------
TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS
   (cost of $13,722,571) ......................                 17,527,250
                                                            --------------

ASSET-BACKED & NON-AGENCY
MORTGAGE-BACKED SECURITIES - 7.3%
--------------------------------------------------------------------------------
   American Mortgage Trust,
     8.190% 09/27/22 ..........................      436,145       392,531
   GS Mortgage Securities Corp.,
     6.620% 10/18/30 ..........................    2,000,000     2,230,583
   JP Morgan Commercial Mortgage Finance Corp.,
     6.507% 10/15/35 ..........................    1,600,000     1,765,250
   LB-UBS Commercial Mortgage Trust,
     6.510% 12/15/26 ..........................    2,000,000     2,270,202
   MBNA Master Credit Card Trust,
     6.600% 04/16/07 ..........................    2,100,000     2,289,544
                                                            --------------
TOTAL ASSET-BACKED & NON-AGENCY
MORTGAGE-BACKED SECURITIES
     (cost of $11,304,888).....................                  8,948,110
                                                            --------------



See notes to investment portfolio.

Preferred Stock - 0.1%                               Shares          Value
--------------------------------------------------------------------------------
HEALTH CARE - 0.1%
   Health Care Equipment & Services - 0.1%
   Fresenius AG
     (cost of $393,324)  ......................        3,200     $  72,176
                                                            --------------

Short-Term Obligation - 0.6%                            Par
--------------------------------------------------------------------------------
   Repurchase agreement with SBC
     Warburg Ltd., dated 09/30/02,
     due 10/01/02 at 1.880%,
     collateralized by U.S. Government
     Agencies & Obligations with
     various maturities to 08/15/27,
     market value $775,533
     (repurchase proceeds $754,039)
     (cost of $754,000)  ......................   $  754,000       754,000
                                                            --------------

TOTAL INVESTMENTS - 115.0%
   (cost of $134,242,336) (f)..................                140,625,731
                                                            --------------

Other Assets & Liabilities, Net - (15.0)%.....                 (18,310,609)
                                                            --------------

Net Assets - 100.0%............................               $122,315,122
                                                            ==============



Securities Sold Short at September 30, 2002 were as follows:

                                                      Shares         Value

   Bank of America Corp........................       67,896   $ 4,331,765
   BP PLC, ADR.................................       71,306     2,845,109
   Citigroup, Inc..............................      150,000     4,447,500
   Eli Lilly and Co............................       20,000     1,106,800
   Emerson Electric Co.........................       20,000       878,800
   General Electric Co.........................      210,000     5,176,500
   Intel Corp..................................       32,000       444,480
                                                            --------------
   Total Value of Securities Sold Short
     (proceeds of $14,914,515).................              $  19,230,954
                                                            ==============

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a)  Non-income producing.
(b) These securities, or a portion thereof, with a market value of $1,983,660, are being used to collateralize open futures contracts and securities sold short.
(c) This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2002, the value of these securities amounted to $8,288,163 or 6.8% of net assets.
(d) Represents fair value as determined in good faith under the direction of the Board of Trustees.
(e) As of September 30, 2002, the Fund held bonds of WorldCom, Inc. representing 0.1% of net assets. WorldCom, Inc. filed for bankruptcy protection under Chapter 11 on July 21, 2002.
(f) Cost for generally accepted accounting principles is $134,242,336. Cost for federal income tax purposes is $134,401,842. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to timing differences and amortization/accretion tax election on fixed-income securities. Realized losses have been deferred for tax purposes and cost adjusted accordingly.



See notes to financial statements.

Long futures contract open at September 30, 2002:

                            PAR VALUE                      UNREALIZED
                           COVERED BY       EXPIRATION    DEPRECIATION
TYPE                        CONTRACTS          MONTH       AT 09/30/02
----                       ----------        ---------    ------------
10 Year U.S. Treasury Note $1,800,000        December       $(49,359)
                                                            ==========


                  ACRONYM                  NAME
               ------------           --------------
                    ADR         American Depositary Receipt
                    GDR          Global Depositary Receipt



See notes to financial statements.

Statement of Assets and Liabilities
-----------------------------------
September 30, 2002

Assets:
Investments, at cost.......................................   $134,242,336
                                                            --------------
Investments, at value......................................   $140,625,731
Cash.......................................................        170,662
Foreign currency (cost of $563,681)........................        568,724
Receivable for:
   Fund shares sold........................................          5,647
   Interest................................................        447,059
   Dividends...............................................        124,339
Deferred Trustees' compensation plan.......................          1,191
                                                            --------------
   Total Assets............................................    141,943,353
                                                            --------------

Liabilities:
Securities sold short, at market value
   (proceeds of $14,914,515) (Note 1)......................     19,230,954
Payable to broker for securities sold short (Note 1).......        139,757
Payable for:
   Dividends on short sales................................         37,800
   Fund shares repurchased.................................         14,916
   Futures variation margin................................         11,250
   Management fee..........................................         59,977
   Administration fee......................................         16,325
   Transfer agent fee......................................         40,550
   Pricing and bookkeeping fees............................          5,123
   Trustees' fee...........................................          7,768
Deferred Trustees' fee.....................................          1,191
Other liabilities..........................................         62,620
                                                            --------------
     Total Liabilities.....................................     19,628,231
                                                            --------------
NET ASSETS.................................................   $122,315,122
                                                            ==============

Composition of Net Assets:
Paid-in capital............................................   $122,775,855
Undistributed net investment income........................        439,255
Accumulated net realized loss..............................     (2,922,890)
Net unrealized appreciation (depreciation) on:
   Investments.............................................      2,066,956
   Foreign currency translations...........................          5,305
   Futures contracts.......................................        (49,359)
                                                            --------------
NET ASSETS.................................................   $122,315,122
                                                            ==============
Shares outstanding.........................................      6,128,373
                                                            --------------
Net asset value, offering and redemption price per share...  $       19.96
                                                            ==============



See notes to financial statements.

Statement of Operations
-----------------------
For the Year Ended September 30, 2002


Investment Income:
Dividends...............................................    $  1,756,380
Interest................................................       3,866,220
                                                           -------------
   Total Investment Income (a) (net of foreign taxes
     withheld of $50,161)...............................       5,622,600
                                                           -------------
Expenses:
Expenses allocated from Portfolio (a)...................         915,353
Management fee..........................................          34,686
Administration fee......................................         237,632
Pricing and bookkeeping fees............................          63,625
Transfer agent fee......................................         301,956
Trustees' fee...........................................          10,028
Custody fee.............................................           1,434
Other expenses..........................................          92,386
                                                           -------------
   Total Operating Expenses.............................       1,657,100
Dividend expense on short sales.........................         572,291
                                                           -------------
   Net Expenses.........................................       2,229,391
                                                           -------------
Net Investment Income ..................................       3,393,209
                                                           -------------

Net Realized and Unrealized Gain (Loss)
on Investments, Foreign Currency
and Futures Contracts:
Net realized loss on:
   Investments..........................................      (1,916,577)
   Foreign currency transactions........................         (27,144)
   Futures contracts....................................        (202,011)
                                                           -------------
     Net realized loss (a)..............................      (2,145,732)
                                                           -------------
Net change in unrealized appreciation/depreciation on:
   Investments..........................................     (20,090,041)
   Foreign currency translations........................           5,305
   Futures contracts....................................         (49,359)
                                                           -------------
     Net change in unrealized appreciation/depreciation (a)  (20,134,095)
                                                           -------------
Net Loss................................................     (22,279,827)
                                                           -------------

Net Decrease in Net Assets from Operations..............    $(18,886,618)
                                                           -------------

(a)See Note 1.



See notes to financial statements.

Statement of Changes in Net Assets

                                                      YEAR ENDED
                                                     SEPTEMBER 30,
                                        --------------------------------------
Increase (Decrease) in Net Assets:                  2002            2001
                                            ------------    ------------
Operations:
Net investment income...................     $ 3,393,209     $ 4,208,666
Net realized gain (loss) on investments,
   futures contracts and foreign
   currency transactions................      (2,145,732)     12,712,124
Net change in unrealized appreciation/
   depreciation on investments, futures
   contracts and foreign currency
   translations.........................     (20,134,095)    (55,370,354)
                                          --------------  --------------
Net Decrease from Operations............     (18,886,618)    (38,449,564)
                                          --------------  --------------

Distributions Declared to Shareholders:
From net investment income..............      (3,351,849)     (3,808,049)
From net realized gains.................     (11,575,095)    (10,849,930)
                                          --------------  --------------
Total Distributions Declared to
    Shareholders........................     (14,926,944)    (14,657,979)
                                          --------------  --------------

Share Transactions:
Subscriptions...........................       8,663,269       7,024,100
Distributions reinvested................      12,717,707      12,558,225
Redemptions.............................     (34,381,622)    (32,951,662)
                                          --------------  --------------
Net Decrease from Share Transactions....     (13,000,646)    (13,369,337)
                                          --------------  --------------
Total Decrease in Net Assets............     (46,814,208)    (66,476,880)

Net Assets:
Beginning of period.....................     169,129,330     235,606,210
                                          --------------  --------------
End of period (including undistributed net
   investment income of $439,255 and
   $443,862, respectively)..............    $122,315,122    $169,129,330
                                          ==============  ==============

Changes in Shares:
Subscriptions...........................         348,454         247,360
Issued for distributions reinvested.....         521,529         420,245
Redemptions.............................      (1,451,594)     (1,156,633)
                                          --------------  --------------
   Net Decrease.........................        (581,611)       (489,028)
                                          --------------  --------------



See notes to financial statements.

Notes to Financial Statements


Notes to Financial Statements
-----------------------------
September 30, 2002

Note 1. Accounting Policies


Organization:
     Stein Roe Balanced Fund (the "Fund"), is a series of Liberty-Stein Roe Funds Investment Trust (the "Trust"), an open-end management investment company, which is registered under the Investment Company Act of 1940, and is organized as a Massachusetts business trust. The Fund may issue an unlimited number of shares.
     Through September 12, 2002, the Fund invested substantially all of its assets in the SR&F Balanced Portfolio (the "Portfolio") as part of a master fund/feeder structure. As of the close of business on September 12, 2002, the Portfolio distributed all of its net assets to the Fund in exchange for the Fund's interest in the Portfolio in complete liquidation of the Portfolio. The Portfolio allocated income, expenses, realized and unrealized gains (losses) to each investor on a daily basis based on methods approved by the Internal Revenue Service.
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation and Transactions:
     Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.
     Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

     Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.
     Short-term obligations with a maturity of 60 days or less are valued at amortized cost.
     The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
     Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.
     Security transactions are accounted for on the date the securities are purchased, sold or mature.
     Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Securities Sold Short Against the Box:
     The Fund engages in selling securities short against the box: that is, enter into short sales of securities that it currently owns or has the right to acquire through conversion or exchange of other securities that it owns at no additional costs. The Fund may make short sales of securities only if at all times when a short position is open it owns at least an equal amount of such securities or securities convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short, at no additional cost.

     In connection with the Fund's investment in short sales, the Fund had borrowed the proceeds on the securities sold short against the broker margin account. As a result, interest is charged on this borrowing, which is offset by interest income earned on the margin account. These amounts are included in interest income on the Statement of Operations.

Federal Income Taxes:
     Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

Interest Income, Debt Discount and Premium:

     Interest income is recorded on the accrual basis.
     Effective October 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The cumulative effect of this accounting change did not impact total net assets of the Fund, but resulted in reclassifications as follows, based on securities held by the Fund on October 1, 2001:

                                        Net Unrealized
                       Cost              Appreciation

                    $(68,740)               $68,740

     The effect of this change, for the year ended September 30, 2002, was as follows:

      Undistributed            Accumulated
     Net Investment           Net Realized          Net Unrealized
         Income                   Loss               Appreciation

        $(44,621)                $50,253               $(5,632)

     The Statement of Changes in Net Assets and the Financial Highlights for prior periods have not been restated to reflect this change.

Distributions to Shareholders:
     Distributions to shareholders are recorded on the ex-date.

Foreign Currency Transactions:
     Net realized and unrealized gains (losses) on foreign currency transactions includes gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.
     The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) from investments.

Forward Currency Contracts:
     The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, the actual exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

Other:
     Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of non-reclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.
     The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

Note 2. Federal Tax Information

     Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for deferral of losses from wash sales, discount accretion/premium amortization on debt securities, straddle deferrals, mark-to-market on futures contracts, foreign currency transactions, non-deductible expenses, real estate investment trusts, paydown gains (losses), partnership income and post-October losses. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

     For the year ended September 30, 2002, permanent items identified and reclassified among the components of net assets are as follows:

      Undistributed            Accumulated
     Net Investment           Net Realized              Paid-In
         Income                   Loss                  Capital

         $22,773                $175,945              $(198,718)

     Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

     The tax character of distributions paid during the year was as follows:

                 Ordinary Income         Capital Gains

                   $3,356,336             $11,570,608

     As of September 30, 2002, the components of distributable earnings on a tax basis were as follows:

                     Undistributed
                       Ordinary                 Unrealized
                        Income                 Appreciation*

                       $503,915                 $1,863,396

* The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

     Under current tax rules, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2002, for federal income tax purposes, post-October losses of $2,695,699 attributable to security transactions were deferred to October 1, 2002.

Note 3. Fees and Compensation Paid to Affiliates

Management Fee:
     Stein Roe & Farnham Incorporated (the "Advisor") is the investment advisor of the Fund and receives a monthly fee as follows:

Average Daily Net Assets                 Annual Fee Rate

   First $500 million                     0.55%
   Next $500 million                      0.50%
   Over $1 billion                        0.45%

     Prior to September 13, 2002, the management fee was paid by the Portfolio at the same rates. The management fee allocated to the Fund as shown on the Statement of Operations was approximately $840,000.
     Nordea Securities, Inc. ("Nordea") has been retained by the Advisor as sub-advisor to manage the day-to-day investment operations of the Fund. The Advisor, out of the advisory fee it receives, pays Nordea a monthly sub-advisory fee equal to 0.40% annually of the average daily net assets of the Fund. Effective January 1, 2002, Nordea Investment Management North America, Inc., an indirect wholly-owned subsidiary of Nordea AB, replaced Nordea as sub-advisor to the Fund.

Administration Fee:
     The Advisor also provides accounting and other services for a monthly fee to the Fund as follows:

Average Daily Net Assets                 Annual Fee Rate

   First $500 million                    0.150%
   Next $500 million                     0.125%
   Over $1 billion                       0.100%

Pricing and Bookkeeping Fees:
     The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.
     Under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the year ended September 30, 2002, the net asset based fee rate was 0.036%. The Fund also pays out-of-pocket costs for pricing services.
     Prior to September 13, 2002, the Advisor received from the Fund an annual flat fee of $5,000.

Transfer Agent Fee:
     Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursements for certain out-of-pocket expenses.

Other:
     The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates. The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 4. Portfolio Information

Investment Activity:
     For the year ended September 30, 2002, purchases and sales of investments, other than short-term and U.S. government obligations, were $51,558,478 and $58,035,399, respectively. Purchases and sales of U.S. government obligations were $3,520,935 and $17,720,433, respectively.

     Unrealized appreciation (depreciation) at September 30, 2002, based on cost of investments for federal income tax purposes, was:

  Gross unrealized appreciation      $ 29,696,974
  Gross unrealized depreciation       (27,789,524)
                                    -------------
      Net unrealized appreciation    $  1,907,450
                                    =============

Other:
     There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, concentration of investments in a single region or country may result in greater volatility.
     The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.
     The Fund may purchase or sell futures contracts. The Fund will use these instruments to hedge against the effects of changes in the portfolio securities due to market conditions and not for trading purposes. The use of futures contracts involves certain risks which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of the market or stock price or interest rate trends. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.
     Upon entering into a futures contract, the Fund deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Refer to the Fund's Investment Portfolio for a summary of open futures contracts at September 30, 2002.

Note 5. Line of Credit

     Prior to the master/feeder collapse described in Note 1, the Trust and SR&F Base Trust (collectively, the "Trusts") participated in an unsecured line of credit agreement provided by the custodian bank. The line of credit entitled the Trusts to borrow from the custodian at any time upon notice from the Trusts. The borrowings available to the Trusts for the line of credit were $200 million. Borrowings could be made to temporarily finance the repurchase of Fund shares. Interest was charged to each Trust and, ultimately, the Fund based on its borrowings. In addition, a commitment fee of 0.10% per annum on the Fund's unused commitment was paid quarterly by the Fund based on the relative asset size of the Fund to the Trust as a whole. The commitment fee is included in "Other expenses" on the Statement of Operations. Because several investment companies participated, there was no assurance that an individual fund would have access to the entire line of credit at any particular time. During the year ended September 30, 2002, the Fund had no borrowings under the agreement. The Fund expects to be covered under an amended line of credit agreement effective November 15, 2002 with substantially the same terms as above.

Note 6. Other Related Party Transactions

     During the year ended September 30, 2002, the Fund used AlphaTrade Inc., an affiliate of the Advisor, as a broker. Total commissions paid to AlphaTrade Inc. during the period were $4,111.

Note 7. Subsequent Event

     The Board of Trustees of the Fund has approved a proposal to reorganize the Fund into Galaxy Asset Allocation Fund (the "Acquiring Fund"), subject to shareholder approval and the satisfaction of certain other conditions. Upon shareholder approval of the proposal, all of the assets and liabilities of the Fund will be transferred to the Acquiring Fund and shareholders of the Fund will receive shares of the Acquiring Fund in exchange for their shares. The Acquiring Fund is then being renamed Liberty Asset Allocation Fund.
     At a special meeting of shareholders held on October 18, 2002, the shareholders of the Fund approved the reorganization. It is scheduled to take place on or around November 15, 2002.

                       This page intentionally left blank

Financial Statements


Stein Roe Balanced Fund
Selected data for a share outstanding throughout each period is as follows:



                                                                               YEAR ENDED SEPTEMBER 30,
                                                            ---------------------------------------------------------------
                                                                  2002         2001         2000         1999          1998
                                                            ----------   ----------   ----------   ----------    ----------
Net Asset Value, Beginning of Period........................ $   25.21    $   32.73    $   32.35    $   30.70     $   33.41
                                                            ----------   ----------   ----------   ----------    ----------
Income From Investment Operations:
Net investment income (a)(b)................................      0.51(c)      0.59         0.66         0.78          0.95
Net realized and unrealized gain (loss) on investments,
   foreign currency transactions and futures contracts......     (3.50)(c)    (6.05)        2.91         3.85         (0.90)
                                                            ----------   ----------   ----------   ----------    ----------
   Total from Investment Operations.........................     (2.99)       (5.46)        3.57         4.63          0.05
                                                            ----------   ----------   ----------   ----------    ----------
Less Distributions Declared to Shareholders:
From net investment income..................................     (0.51)       (0.54)       (0.69)       (0.90)        (0.76)
From net realized gains.....................................     (1.75)       (1.52)       (2.50)       (2.08)        (2.00)
                                                            ----------   ----------   ----------   ----------    ----------
   Total Distributions Declared to Shareholders.............     (2.26)       (2.06)       (3.19)       (2.98)        (2.76)
                                                            ----------   ----------   ----------   ----------    ----------
Net Asset Value, End of Period.............................. $   19.96    $   25.21    $   32.73    $   32.35     $   30.70
                                                            ==========   ==========   ==========   ==========    ==========
Total return (d)............................................    (13.35)%     (17.57)%      11.55%       15.74%         0.14%
                                                            ==========   ==========   ==========   ==========    ==========
Ratios to Average Net Assets:
Expenses (b)(e).............................................      1.41%        1.30%        1.17%        1.14%(g)      1.03%
Net investment income (b)(e)................................      2.14%(c)     2.07%        2.03%        2.35%(g)      2.90%
Portfolio turnover rate.....................................        32%          47%(f)       30%(f)       41%(f)        61%(f)
Net assets, end of period (000's)...........................  $122,315     $169,129     $235,606     $250,690      $247,852


(a) Per share data was calculated using average shares outstanding during the period.
(b) Per share amounts and ratios reflect income and expenses inclusive of the Fund's proportionate share of the income and expenses of the SR&F Balanced Portfolio prior to the termination of their master/feeder fund structure on September 12, 2002.
(c) Effective October 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended September 30, 2002, was to decrease net investment income per share by $0.01, decrease net realized and unrealized loss per share by $0.01 and decrease ratio of net investment income to average net assets from 2.17% to 2.14%. Per share data and ratios for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.
(d)  Total return at net asset value assuming all distributions reinvested.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(f)  Portfolio turnover disclosed is for the SR&F Balanced Portfolio.
(g) During the year ended September 30, 1999, the Fund experienced a one-time reduction in its expenses of seven basis points as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred throughout the current fiscal year without the reduction.



32-33 [SPREAD]

Report of Independent Accountants


Report of Independent Accountants

     To the Trustees of Liberty-Stein Roe Funds Investment Trust and the Shareholders of Stein Roe Balanced Fund

     In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Stein Roe Balanced Fund (the "Fund") (a series of Liberty-Stein Roe Funds Investment Trust) at September 30, 2002, and the results of its operations for the year then ended, the changes in its net assets for the two years then ended and its financial highlights for the four years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Fund for the period ended September 30, 1998 were audited by other independent accountants, whose report dated November 16, 1998 expressed an unqualified opinion on those financial highlights.

     As discussed in Note 7, the Fund's shareholders have approved the merger of the Fund with Galaxy Asset Allocation Fund, which is anticipated to be concluded by November 15, 2002


PricewaterhouseCoopers LLP
Boston, Massachusetts
November 13, 2002

Unaudited Information



Unaudited Information

Federal Income Tax Information

     For the fiscal year ended September 30, 2002, the Fund designates long-term capital gains of $852,219. 24.93% of the ordinary income distributed by the Fund, for the year ended September 30, 2002, qualifies for the corporate dividends received deduction.

Results of Special Meeting of Shareholders

     On October 18, 2002, a Special Meeting of Shareholders of the Fund was held to conduct a vote for or against the approval of the following Item listed on the Proxy Statement for said Meeting. On August 2, 2002, the record date for the Meeting, the Fund had eligible NAV of shares outstanding of $131,582,170. The votes cast were as follows:

                                                   % of NAV
  Proposal 1. The acquisition                      to Total     % of NAV
  of the Fund by the Galaxy                       Outstanding   to Total
  Asset Allocation Fund                NAV           NAV        NAV Voted
  --------------------------     --------------- ------------ ------------
  For                              $50,959,453         38.73%       87.59%
  Against                            5,020,347          3.82         8.63
  Abstain                            2,200,613          1.67         3.78

Trustees

Trustees
     The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of The Stein Roe Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee, and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Stein Roe funds. The Statement of Additional Information (SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at 800-345-6611.



                                         Year first                                                   Number of
                                         elected or                                               portfolios in fund       Other
                           Position with  appointed   Principal occupation(s)                      complex overseen    directorships
Name, address and age      Liberty Funds  to office   during past five years                          by trustee           held
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (age 46)     Trustee      1996     President of UAL Loyalty Services and Executive        103         None
c/o Liberty Funds Group LLC                          Vice President of United Airlines (airline) since
One Financial Center                                 September 2001 (formerly Executive Vice
Boston, MA 02111                                     President from July 1999 to September 2001);
                                                     Chief Financial Officer of United Airlines since
                                                     July 1999; Senior Vice President and Chief
                                                     Financial Officer of UAL, Inc. prior thereto

Janet Langford Kelly (age 44)  Trustee      1996     Executive Vice President-Corporate Development         103         None
c/o Liberty Funds Group LLC                          and Administration, General Counsel and
One Financial Center                                 Secretary, Kellogg Company (food manufacturer),
Boston, MA 02111                                     since September 1999; Senior Vice President,
                                                     Secretary and General Counsel, Sara Lee
                                                     Corporation (branded, packaged, consumer-
                                                     products manufacturer) prior thereto

Richard W. Lowry (age 66)      Trustee      2000     Private Investor since 1987 (formerly                  105         None
c/o Liberty Funds Group LLC                          Chairman and Chief Executive Officer, U.S.
One Financial Center                                 Plywood Corporation [building products
Boston, MA 02111                                     manufacturer])

Salvatore Macera (age 71)      Trustee      2000     Private Investor since 1981 (formerly Executive        103         None
c/o Liberty Funds Group LLC                          Vice President and Director of Itek Corporation
One Financial Center                                 (electronics) from 1975 to 1981)
Boston, MA 02111

Charles R. Nelson (age 60)     Trustee      1981     Professor of Economics, University of Washington,      118*        None
c/o Liberty Funds Group LLC                          since January 1976; Ford and Louisa Van Voorhis
One Financial Center                                 Professor of Political Economy, University of
Boston, MA 02111                                     Washington, since September 1993; Director,
                                                     Institute for Economic Research, University of
                                                     Washington, since September 2001; Adjunct
                                                     Professor of Statistics, University of Washington,
                                                     since September 1980, Associate Editor, Journal
                                                     of Money Credit and Banking, since September
                                                     1993; Trustee, Columbia Funds since July 2002;
                                                     consultant on economic and statistical matters.


36-37 [SPREAD]

                                         Year first                                                 Number of
                                         elected or                                              portfolios in fund        Other
                           Position with  appointed   Principal occupation(s)                    complex overseen      directorships
Name, address and age      Liberty Funds  to office   during past five years                        by trustee             held
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES (CONTINUED)

John J. Neuhauser (age 59)     Trustee      2000     Academic Vice President and Dean of Faculties          105    Saucony, Inc.
c/o Liberty Funds Group LLC                          since August 1999, Boston College (formerly                (athletic footwear)
One Financial Center                                 Dean, Boston College School of Management                  and SkillSoft Corp.
Boston, MA 02111                                     from September 1977 to September 1999)                        (e-learning)

Thomas E. Stitzel (age 66)     Trustee      2000     Business Consultant since 1999 (formerly              103          None
c/o Liberty Funds Group LLC                          Professor of Finance from 1975 to 1999 and Dean
One Financial Center                                 from 1977 to 1991, College of Business, Boise State
Boston, MA 02111                                     University); Chartered Financial Analyst

Thomas C. Theobald (age 65)    Trustee      1996     Managing Director, William Blair Capital Partners    103    Xerox Corporation
c/o Liberty Funds Group LLC                          (private equity investing) since 1994 (formerly          (business products and
One Financial Center                                 Chief Executive Officer and Chairman of the                services), Anixter
Boston, MA 02111                                     Board of Directors, Continental Bank                          International
                                                     Corporation)                                                 (network support
                                                                                                             equipment distributor),
                                                                                                                Jones Lang LaSalle
                                                                                                             (real estate management
                                                                                                            services) and MONY Group
                                                                                                                (life insurance)

Anne-Lee Verville (age 57)     Trustee      2000     Author and speaker on educational systems needs  103  Chairman of the Board of
c/o Liberty Funds Group LLC                          (formerly General Manager, Global Education       Directors, Enesco Group, Inc.
One Financial Center                                 Industry from 1994 to 1997, and President,           (designer, importer and
Boston, MA 02111                                     Applications Solutions Division from 1991 to        distributor of giftware and
                                                     1994, IBM Corporation [global education and                collectibles)
                                                     global applications])


INTERESTED TRUSTEES

William E. Mayer** (age 62)    Trustee      2000     Managing Partner, Park Avenue Equity Partners   105  Lee Enterprises (print and
c/o Liberty Funds Group LLC                          (private equity fund) since February 1999          online media), WR Hambrecht
One Financial Center                                 (formerly Founding Partner, Development Capital      + Co. (financial service
Boston, MA 02111 LLC                                 from November 1996 to February 1999;                 provider), First Health
                                                     Dean and Professor, College of Business and           (health care) and Systech
                                                     Management, University of Maryland from              Retail Systems (retail
                                                     October 1992 to November 1996)                    industry technology provider)




38-39 [SPREAD]




                                         Year first                                                 Number of
                                         elected or                                              portfolios in fund        Other
                           Position with  appointed   Principal occupation(s)                    complex overseen      directorships
Name, address and age      Liberty Funds  to office   during past five years                        by trustee             held
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES (CONTINUED)

Joseph R. Palombo** (age 49)   Trustee      2000     Chief Operating Officer of Columbia             103                  None
One Financial Center             and                 Management Group, Inc. (Columbia Management
Boston, MA 02111              Chairman               Group) since November 2001; formerly Chief
                               of the                Operations Officer of Mutual Funds, Liberty
                                Board                Financial Companies, Inc. from August 2000 to
                                                     November 2001; Executive Vice President of the
                                                     advisor since April 1999; Executive Vice President
                                                     and Director of Colonial Management Associates,
                                                     Inc. since April 1999; Executive Vice President
                                                     and Chief Administrative Officer of Liberty Funds
                                                     Group LLC (LFG) since April 1999; Director of the
                                                     advisor since September 2000; Trustee and Chairman
                                                     of the Board of Stein Roe Mutual Funds since
                                                     October 2000; Manager of Stein Roe Floating Rate
                                                     Limited Liability Company since October 2000
                                                     (formerly Vice President of Liberty Funds from
                                                     April 1999 to August 2000; Chief Operating Officer
                                                     and Chief Compliance Officer, Putnam Mutual
                                                     Funds from December 1993 to March 1999)

*    In addition to serving as a disinterested trustee of The Liberty Funds, Mr.
     Nelson serves as a disinterested director of the Columbia Funds, which are advised by an affiliate of the Advisor, currently consisting of 15 funds.
**   Mr. Mayer is an "interested person" (as defined in the Investment Company
     Act of 1940 ("1940 Act")) by reason of his affiliation with WR Hambrecht
     + Co., a registered broker-dealer. Mr. Palombo is an interested person as an employee of an affiliate of the Advisor.




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


 OFFICERS AND TRANSFER AGENT

 OFFICERS AND TRANSFER AGENT



                                       Year first
                                       elected or
                         Position with  appointed
Name, address and age     Liberty Funds to office   Principal occupation(s) during past five years
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
Keith T. Banks (age 46)    President      2001      President of Liberty Funds since November 2001; President, Chief Investment
Columbia Management                                 Officer and Chief Executive Officer of Columbia Management Group since 2001;
Group, Inc. 590 Madison                             President, Chief Executive Officer and Chief Investment Officer of Fleet
Avenue, 36th Floor Mail                             Investment Advisors Inc. since 2000 (formerly Managing Director and Head of
Stop NY EH 30636A                                   U.S. Equity, J.P. Morgan Investment Management from November 1996 to August
New York, NY 10022                                  2000) President of the Galaxy Funds since September 2002

Vicki L. Benjamin (age 41)   Chief        2001      Controller of the Liberty Funds and Liberty All-Star Funds since May 2002; Chief
One Financial Center      Accounting                Accounting Officer of the Liberty Funds and Liberty All-Star Funds since June
Boston, MA 02111          Officer and               2001; Controller and Chief Accounting Officer of Galaxy Funds since September
                          Controller                2002; Vice President of LFG since April 2001 (formerly Vice President,
                                                    Corporate Audit, State Street Bank and Trust Company from May 1998 to April
                                                    2001; Audit Manager from July 1994 to June 1997; Senior Audit Manager from July
                                                    1997 to May 1998, Coopers & Lybrand, LLP)

J. Kevin Connaughton (age 38)  Treasurer  2000      Treasurer of the Liberty Funds and Liberty All-Star Funds since December 2000
                                                    (formerly One Financial Center Controller of the Liberty Funds and Liberty
                                                    All-Star Funds from February 1998 to October Boston, MA 02111 2000); Treasurer
                                                    of Stein Roe Funds since February 2001 (formerly Controller from May 2000 to
                                                    February 2001); Treasurer of Galaxy Funds since September 2002; Senior Vice
                                                    President of LFG since January 2001 (formerly Vice President from April 2000 to
                                                    January 2001; Vice President of Colonial Management Associates, Inc. from
                                                    February 1998 to October 2000; Senior Tax Manager; Coopers & Lybrand, LLP from
                                                    April 1996 to January 1998)

Jean S. Loewenberg (age 57)  Secretary    2002      Secretary of Liberty Funds and Liberty All-Star Funds since February 2002;
One Financial Center                                Senior Vice President and Group Senior Counsel, Fleet National Bank since
Boston, MA 02111                                    November 1996 and Assistant General Counsel since September 2002, Fleet
                                                    National Bank; Assistant Secretary of Galaxy Funds since September 2002



IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Stein Roe Balanced Fund is:

Liberty Funds Services, Inc.
PO Box 8081
Boston, MA  02266-8081

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Shareholder Services at 800-338-2550 and additional reports will be sent to you. Annual Report:
Stein Roe Balanced Fund




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




[logo]:
STEIN ROE
MUTUAL FUNDS



One Financial Center
Boston, MA 02111-2621
800-338-2550



S31-02/154L-0902 (11/02)
02/2445